Loans Principal, Interest and Financing Service Fee Receivables (Details) - CNY (¥)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Loans Principal, Interest and Financing Service Fee Receivables (Details) [Line Items]
Carrying amount of loans	¥ 9,259,642,529		¥ 9,412,717,366
Net gains on sale of loans	51,040,366	¥ 17,878,084
Financing service fee	278,846,243
Third Party Investors [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) [Line Items]
Carrying amount of loans	1,896,205,225	939,112,508
Net gains on sale of loans	51,040,366	¥ 17,878,084
Loans transferred to held-for-sale	24,696,075		733,975,352
Held-for-sale measured at fair value	¥ 11,694,198		¥ 1,016,173,196